DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES - Schedule of Geographical Information (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of geographical areas [line items]
Revenues	$ 15,984	$ 13,195	$ 45,767	$ 38,813
Non-current assets	50,674		50,674		$ 51,297
Canada
Disclosure of geographical areas [line items]
Revenues	9,189	5,787	27,366	17,359
Non-current assets	47,046		47,046		47,641
United States
Disclosure of geographical areas [line items]
Revenues	6,496	7,176	17,558	20,697
Non-current assets	2,621		2,621		2,514
China
Disclosure of geographical areas [line items]
Revenues	299	$ 232	843	$ 757
Non-current assets	803		803		939
Indonesia
Disclosure of geographical areas [line items]
Non-current assets	$ 204		$ 204		$ 203